UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2016

IPB-QTLY-0217
1.938138.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$22,067,492	$24,875,789
2.375% 1/15/25	30,294,135	34,800,310
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	57,406,891	57,938,350
0.125% 4/15/19	56,863,926	57,582,599
0.125% 4/15/20	56,908,904	57,509,275
0.125% 4/15/21	49,482,439	49,790,371
0.125% 1/15/22	45,674,943	45,780,751
0.125% 7/15/22	47,109,838	47,258,547
0.125% 1/15/23	47,328,369	47,008,482
0.125% 7/15/24	46,023,552	45,242,153
0.125% 7/15/26	38,918,488	37,647,498
0.25% 1/15/25	46,138,381	45,394,578
0.375% 7/15/23	46,944,950	47,394,694
0.375% 7/15/25	46,082,323	45,846,619
0.625% 7/15/21	41,379,967	42,722,622
0.625% 1/15/24	46,835,036	47,687,263
0.625% 1/15/26	41,504,012	41,882,099
1.125% 1/15/21	38,982,143	40,916,321
1.25% 7/15/20	34,081,391	36,005,311
1.375% 7/15/18	17,298,963	17,955,055
1.375% 1/15/20	22,177,946	23,331,604
1.625% 1/15/18	17,539,826	18,000,826
1.875% 7/15/19	18,287,134	19,477,468
2.125% 1/15/19	16,094,598	17,009,262
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $947,307,163)		949,057,847
	Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.60% (a)
(Cost $2,123,021)	2,122,597	2,123,021
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $949,430,184)		951,180,868
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,591,361
NET ASSETS - 100%		$952,772,229

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$551
Total	$551

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$949,057,847	$--	$949,057,847	$--
Money Market Funds	2,123,021	2,123,021	--	--
Total Investments in Securities:	$951,180,868	$2,123,021	$949,057,847	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $950,918,333. Net unrealized appreciation aggregated $262,535, of which $6,152,493 related to appreciated investment securities and $5,889,958 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2016

TP1-QTLY-0217
1.811341.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.3%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,454,777
5.2% 4/1/45	2,719,000	2,616,176
6.25% 10/2/43	1,080,000	1,191,906
6.6% 4/1/36	3,355,000	3,829,444
6.75% 4/1/46	5,623,000	6,582,779
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,010,776
3.15% 1/15/20	10,728,000	10,788,817
3.25% 5/15/18	3,325,000	3,368,072
3.5% 7/10/19	7,458,000	7,590,902
4.25% 5/15/23	3,750,000	3,791,213
4.375% 9/25/21	36,356,000	37,678,268
		85,903,130
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,427,721
3.7% 1/30/26	3,733,000	3,795,360
4.7% 12/9/35	1,927,000	2,035,459
		7,258,540
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	5,227,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	9,542,000	9,961,504
4.908% 7/23/25	6,415,000	6,752,551
Discovery Communications LLC 3.25% 4/1/23	821,000	799,569
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,613,174
4.5% 9/15/42	2,999,000	2,711,159
5.5% 9/1/41	2,836,000	2,878,327
5.85% 5/1/17	2,001,000	2,029,350
6.55% 5/1/37	12,789,000	14,456,737
7.3% 7/1/38	4,675,000	5,742,471
8.25% 4/1/19	13,760,000	15,456,402
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,992,845
6.2% 3/15/40	7,609,000	8,769,197
		97,390,629

TOTAL CONSUMER DISCRETIONARY		190,552,299

CONSUMER STAPLES - 2.4%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	15,074,000	15,143,160
3.3% 2/1/23	16,234,000	16,504,929
3.65% 2/1/26	17,610,000	17,850,007
4.7% 2/1/36	15,370,000	16,161,924
4.9% 2/1/46	17,579,000	18,875,152
		84,535,172
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,285,308
3.875% 7/20/25	6,993,000	7,204,671
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	4,256,000	4,310,400
3.3% 11/18/21	5,048,000	5,137,986
		20,938,365
Tobacco - 0.8%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,290,319
9.25% 8/6/19	1,502,000	1,771,574
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	8,144,569
4.25% 7/21/25 (a)	7,942,000	8,187,511
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,796,183
4% 6/12/22	5,439,000	5,682,836
5.7% 8/15/35	2,047,000	2,347,162
6.15% 9/15/43	7,130,000	8,588,014
7.25% 6/15/37	9,291,000	12,155,341
		53,963,509

TOTAL CONSUMER STAPLES		159,437,046

ENERGY - 7.0%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,520,217
Halliburton Co.:
3.8% 11/15/25	3,856,000	3,912,078
4.85% 11/15/35	3,367,000	3,545,532
5% 11/15/45	4,614,000	4,994,272
Noble Holding International Ltd.:
5.25% 3/16/18	569,000	567,578
7.2% 4/1/25 (b)	3,629,000	3,402,188
8.2% 4/1/45 (b)	3,503,000	2,916,248
		22,858,113
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Finance Co. 7.5% 5/1/31	3,910,000	4,969,532
Anadarko Petroleum Corp.:
4.85% 3/15/21	2,359,000	2,527,388
5.55% 3/15/26	4,842,000	5,412,392
6.6% 3/15/46	6,610,000	8,138,047
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,533,140
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,547,000	3,769,872
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,541,665
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,496,000	1,503,084
3.3% 6/1/20	7,369,000	7,502,548
4.5% 6/1/25	2,235,000	2,345,098
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	5,204,250
5.35% 3/15/20 (a)	4,099,000	4,252,713
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,725,305
2.7% 4/1/19	6,241,000	6,162,988
3.875% 3/15/23	9,216,000	8,864,686
5.6% 4/1/44	9,458,000	8,630,425
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	2,382,000	2,338,057
3.9% 5/15/24 (b)	2,513,000	2,380,967
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	822,484
Enbridge, Inc.:
4.25% 12/1/26	2,430,000	2,484,473
5.5% 12/1/46	2,804,000	3,008,148
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,243,391
2.55% 10/15/19	1,568,000	1,583,269
3.7% 2/15/26	8,000,000	8,018,016
Kinder Morgan Energy Partners LP 6.55% 9/15/40	671,000	736,706
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,964,759
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,829,500
MPLX LP 4% 2/15/25	1,128,000	1,095,053
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	3,077,480
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	39,459,787
4.875% 3/17/20	22,800,000	22,542,360
5.625% 5/20/43	20,715,000	15,312,528
6.25% 3/17/24	1,950,000	1,870,440
7.25% 3/17/44	14,448,000	12,753,250
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	20,882,000	20,422,596
Petroleos Mexicanos:
3.5% 7/23/20	69,400,000	67,925,250
4.5% 1/23/26	11,975,000	10,909,225
4.625% 9/21/23 (a)	10,480,000	10,194,944
4.875% 1/18/24	5,463,000	5,296,979
5.625% 1/23/46	10,000,000	8,300,000
6.375% 1/23/45	21,014,000	19,122,740
6.5% 6/2/41	22,489,000	21,062,073
Phillips 66 Partners LP 2.646% 2/15/20	617,000	614,711
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	8,636,000	8,674,992
4.65% 10/15/25	7,010,000	7,232,988
Southwestern Energy Co. 5.8% 1/23/20 (b)	5,300,000	5,459,000
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,828,710
Spectra Energy Partners LP 2.95% 9/25/18	1,225,000	1,244,116
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,137,475
4.55% 6/24/24	24,070,000	23,889,475
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,746,894
4.65% 7/1/26	1,646,000	1,701,939
5.375% 6/1/21	10,236,000	11,000,609
Williams Partners LP:
4% 11/15/21	1,074,000	1,101,297
4.125% 11/15/20	1,086,000	1,128,255
4.3% 3/4/24	5,461,000	5,508,604
		452,106,673

TOTAL ENERGY		474,964,786

FINANCIALS - 14.1%
Banks - 7.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,912,000	2,925,017
5.5% 7/12/20 (a)	32,172,000	33,324,723
Bank of America Corp.:
3.5% 4/19/26	16,328,000	16,087,293
3.95% 4/21/25	10,000,000	9,942,160
4.25% 10/22/26	7,558,000	7,638,379
5.65% 5/1/18	3,780,000	3,959,985
5.875% 1/5/21	3,255,000	3,621,249
Barclays PLC:
2.75% 11/8/19	6,297,000	6,280,376
4.375% 1/12/26	7,220,000	7,312,575
Citigroup, Inc.:
3.875% 3/26/25	15,450,000	15,328,470
4.05% 7/30/22	2,408,000	2,489,593
4.3% 11/20/26	17,000,000	17,133,960
5.5% 9/13/25	2,779,000	3,050,267
Citizens Bank NA 2.55% 5/13/21	2,275,000	2,259,055
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	6,796,000	6,871,266
4.3% 12/3/25	14,216,000	14,421,620
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	7,788,000	7,715,338
3.75% 3/26/25	7,780,000	7,651,957
3.8% 9/15/22	11,780,000	11,871,542
3.8% 6/9/23	12,499,000	12,471,665
Discover Bank:
4.2% 8/8/23	9,938,000	10,342,854
7% 4/15/20	5,075,000	5,631,606
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,185,844
8.25% 3/1/38	1,976,000	2,746,719
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,287,145
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,987,868
5.25% 3/14/44	2,847,000	3,043,141
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,370,135
ING Bank NV 5.8% 9/25/23 (a)	3,538,000	3,883,539
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,649,034
JPMorgan Chase & Co.:
2.95% 10/1/26	9,852,000	9,389,271
3.875% 9/10/24	50,822,000	51,361,628
4.125% 12/15/26	41,011,000	41,796,074
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,332,340
PNC Bank NA 2.3% 6/1/20	3,650,000	3,645,886
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,529,131
Regions Bank 6.45% 6/26/37	7,667,000	8,621,342
Regions Financial Corp. 3.2% 2/8/21	4,129,000	4,184,073
Royal Bank of Canada 4.65% 1/27/26	17,945,000	19,091,380
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	40,743,263
6% 12/19/23	41,227,000	42,778,372
6.1% 6/10/23	22,609,000	23,642,163
6.125% 12/15/22	11,163,000	11,857,339
		510,456,637
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	7,969,923
4.25% 2/15/24	3,486,000	3,500,307
Credit Suisse AG 6% 2/15/18	13,023,000	13,543,673
Deutsche Bank AG 4.5% 4/1/25	17,307,000	16,553,124
Deutsche Bank AG London Branch:
1.875% 2/13/18	40,527,000	40,289,633
2.85% 5/10/19	13,570,000	13,506,954
Goldman Sachs Group, Inc.:
2.625% 1/31/19	17,288,000	17,467,622
2.9% 7/19/18	10,067,000	10,204,344
5.15% 5/22/45	9,000,000	9,447,138
5.25% 7/27/21	5,219,000	5,714,982
5.75% 1/24/22	5,977,000	6,713,068
6.75% 10/1/37	18,359,000	22,636,537
IntercontinentalExchange, Inc. 3.75% 12/1/25	4,530,000	4,647,122
Lazard Group LLC 4.25% 11/14/20	5,574,000	5,824,457
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,769,074
4% 7/23/25	10,033,000	10,270,451
4.875% 11/1/22	27,262,000	29,186,016
5% 11/24/25	15,331,000	16,356,399
5.75% 1/25/21	13,341,000	14,791,313
7.3% 5/13/19	3,747,000	4,173,570
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	7,795,944
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,632,655
		272,994,306
Consumer Finance - 0.8%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,071,603
3.95% 11/6/24	5,006,000	4,955,204
5.2% 4/27/22	3,503,000	3,770,202
Ford Motor Credit Co. LLC 2.24% 6/15/18	9,072,000	9,082,877
Hyundai Capital America:
2% 3/19/18 (a)	10,511,000	10,507,721
2.125% 10/2/17 (a)	7,543,000	7,556,947
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,833,431
3% 8/15/19	2,690,000	2,723,681
3.75% 8/15/21	4,062,000	4,171,349
4.25% 8/15/24	4,089,000	4,157,618
		52,830,633
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,959,000	6,928,130
Insurance - 1.6%
American International Group, Inc. 3.75% 7/10/25	13,815,000	13,886,258
Aon Corp. 5% 9/30/20	1,574,000	1,694,350
Aon PLC 4% 11/27/23	13,880,000	14,385,843
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,413,232
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	11,559,000	9,882,945
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,932,010
6.5% 3/15/35 (a)	4,626,000	5,519,544
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,212,634
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,824,000	8,074,781
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	6,063,750
Pacific LifeCorp 6% 2/10/20 (a)	1,301,000	1,404,869
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,541,595
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	13,676,000	14,765,526
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,203,345
4.125% 11/1/24 (a)	3,142,000	3,169,681
Unum Group:
5.625% 9/15/20	3,364,000	3,660,792
5.75% 8/15/42	6,479,000	6,963,487
		109,774,642

TOTAL FINANCIALS		952,984,348

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19	1,950,000	1,977,495
Health Care Providers & Services - 0.9%
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,604,585
4.25% 10/15/19	4,510,000	4,690,400
4.75% 5/1/23	360,000	368,550
5.875% 3/15/22	430,000	463,325
6.5% 2/15/20	38,271,000	41,868,474
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,201,177
		62,196,511
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,987,828
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20	6,503,000	6,589,926
3.45% 3/15/22	11,300,000	11,458,347
Mylan N.V.:
2.5% 6/7/19 (a)	5,537,000	5,505,622
3.15% 6/15/21 (a)	11,288,000	11,068,166
3.95% 6/15/26 (a)	3,635,000	3,397,009
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,831,879
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,242,000	5,010,367
2.8% 7/21/23	3,752,000	3,547,584
3.15% 10/1/26	4,467,000	4,112,061
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,181,921
		54,702,882

TOTAL HEALTH CARE		120,864,716

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.4% 4/15/21	3,773,000	3,999,380
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	481,146	500,969
6.648% 3/15/19	316,291	320,640
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	684,423	698,112
8.36% 1/20/19	3,278,373	3,376,724
		4,896,445
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,904,658
3.375% 6/1/21	3,658,000	3,705,452
3.75% 2/1/22	7,687,000	7,910,407
3.875% 4/1/21	7,380,000	7,582,286
4.25% 9/15/24	6,449,000	6,542,691
4.75% 3/1/20	6,486,000	6,874,706
		36,520,200
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,155,620

TOTAL INDUSTRIALS		48,571,645

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,760,355
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 4.25% 11/15/20	1,596,000	1,689,004
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,697,104
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	3,054,000	3,306,566
		6,003,670

TOTAL MATERIALS		7,692,674

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,594,326
4.6% 4/1/22	1,840,000	1,944,738
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,624,806
American Tower Corp. 2.8% 6/1/20	14,800,000	14,799,334
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,245,791
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,165,277
4.25% 1/15/24	5,830,000	6,041,338
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,887,986
DDR Corp.:
3.5% 1/15/21	21,013,000	21,316,071
3.625% 2/1/25	3,555,000	3,434,624
4.25% 2/1/26	2,872,000	2,884,197
4.625% 7/15/22	3,879,000	4,102,842
4.75% 4/15/18	4,014,000	4,127,689
7.5% 4/1/17	2,084,000	2,112,695
Duke Realty LP:
3.25% 6/30/26	1,063,000	1,026,503
4.375% 6/15/22	13,137,000	13,986,268
Equity One, Inc. 3.75% 11/15/22	7,500,000	7,651,815
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,956,728
4.75% 7/15/20	3,181,000	3,420,405
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,232,518
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,905,572
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,389,865
4.7% 9/15/17	946,000	966,284
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,711,375
HRPT Properties Trust 6.65% 1/15/18	2,850,000	2,922,057
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,680,739
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	12,759,000	12,620,195
4.5% 1/15/25	2,500,000	2,446,970
4.5% 4/1/27	26,195,000	25,101,699
4.95% 4/1/24	2,418,000	2,447,488
5.25% 1/15/26	9,242,000	9,482,800
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,611,846
5% 12/15/23	1,288,000	1,318,021
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,132,471
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,577,725
4.6% 4/1/24	14,578,000	14,758,505
		206,629,563
Real Estate Management & Development - 2.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,865,414
4.1% 10/1/24	7,694,000	7,582,206
4.55% 10/1/29	7,694,000	7,517,438
4.95% 4/15/18	4,871,000	5,034,627
5.7% 5/1/17	2,297,000	2,325,942
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	19,801,396
Digital Realty Trust LP 3.95% 7/1/22	5,514,000	5,660,314
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,374,322
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,648,084
Liberty Property LP:
3.25% 10/1/26	2,798,000	2,675,324
3.375% 6/15/23	3,033,000	3,012,624
4.125% 6/15/22	2,690,000	2,798,942
4.75% 10/1/20	4,767,000	5,067,178
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,136,508
3.15% 5/15/23	10,776,000	9,732,452
4.5% 4/18/22	11,607,000	11,668,540
Mid-America Apartments LP:
4% 11/15/25	1,859,000	1,881,708
4.3% 10/15/23	1,390,000	1,448,440
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,082,689
Tanger Properties LP:
3.125% 9/1/26	3,700,000	3,470,367
3.75% 12/1/24	5,090,000	5,073,544
3.875% 12/1/23	3,062,000	3,102,036
6.125% 6/1/20	4,142,000	4,583,189
Ventas Realty LP:
3.125% 6/15/23	1,879,000	1,842,499
3.5% 2/1/25	2,171,000	2,134,690
4.125% 1/15/26	2,587,000	2,641,167
4.375% 2/1/45	1,297,000	1,215,340
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,266,412
		140,643,392

TOTAL REAL ESTATE		347,272,955

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.45% 6/30/20	5,357,000	5,315,901
3.6% 2/17/23	9,669,000	9,741,411
4.8% 6/15/44	20,188,000	19,040,918
5.875% 10/1/19	5,356,000	5,851,012
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	319,926
CenturyLink, Inc.:
5.15% 6/15/17	445,000	451,675
6% 4/1/17	1,112,000	1,123,120
6.15% 9/15/19	3,031,000	3,243,170
Embarq Corp. 7.995% 6/1/36	2,629,000	2,464,688
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,702,036
4.522% 9/15/48	28,764,000	27,525,940
		95,779,797
UTILITIES - 2.4%
Electric Utilities - 1.6%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,980,244
6.4% 9/15/20 (a)	11,762,000	13,114,559
Exelon Corp. 3.95% 6/15/25	7,417,000	7,615,242
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,386,450
4.25% 3/15/23	28,183,000	29,107,600
7.375% 11/15/31	10,199,000	13,122,084
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	4,982,000
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	13,227,500
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	636,060
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,891,433
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,752,112
		109,815,284
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	2,735,000	2,763,436
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,672,079
		4,435,515
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,748,000	1,744,373
2.7% 6/15/21 (a)	1,721,000	1,702,005
3.55% 6/15/26 (a)	2,753,000	2,702,359
		6,148,737
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
3.2982% 9/30/66 (b)	21,923,000	16,880,710
3.8232% 6/30/66 (b)	5,100,000	4,671,600
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,077,536
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,769,605
6.5% 12/15/20	2,803,000	3,157,694
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	3,373,563
		44,930,708

TOTAL UTILITIES		165,330,244

TOTAL NONCONVERTIBLE BONDS
(Cost $2,560,329,256)		2,571,210,865

U.S. Government and Government Agency Obligations - 26.3%
U.S. Treasury Inflation-Protected Obligations - 9.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$149,206,136	$140,586,879
1% 2/15/46	68,220,105	68,549,895
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	69,428,026	70,305,490
0.125% 4/15/20	69,262,633	69,993,331
0.375% 7/15/25	298,952,035	297,422,941

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		646,858,536

U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
2.5% 2/15/46	98,520,000	87,329,606
2.875% 11/15/46	70,000,000	67,416,650
3% 5/15/45 (c)	61,851,000	60,874,929
3% 11/15/45	83,498,000	82,163,618
U.S. Treasury Notes:
0.75% 4/15/18	71,100,000	70,874,186
0.75% 9/30/18 (d)	385,000,000	382,332,708
0.875% 3/31/18	71,200,000	71,102,242
1.25% 10/31/21 (d)	321,359,000	311,307,855

TOTAL U.S. TREASURY OBLIGATIONS		1,133,401,794

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,804,069,216)		1,780,260,330

U.S. Government Agency - Mortgage Securities - 23.3%
Fannie Mae - 12.6%
2.3% 9/1/33 (b)	449,578	462,157
2.326% 5/1/34 (b)	561,681	575,955
2.445% 3/1/35 (b)	38,406	39,726
2.459% 12/1/34 (b)	83,607	86,451
2.5% 5/1/27 to 8/1/43	57,144,260	56,891,024
2.601% 5/1/33 (b)	10,694	11,112
2.69% 7/1/35 (b)	86,878	91,292
2.76% 8/1/36 (b)	1,359,107	1,437,015
2.798% 10/1/33 (b)	50,721	53,504
2.802% 6/1/36 (b)	115,499	120,623
2.833% 3/1/35 (b)	30,523	32,215
2.85% 11/1/36 (b)	695,859	730,956
2.902% 7/1/35 (b)	334,996	350,927
2.951% 3/1/36 (b)	209,559	221,205
2.999% 5/1/35 (b)	143,755	152,630
3% 7/1/29 to 1/1/47	244,953,036	244,509,281
3.029% 5/1/36 (b)	278,328	294,867
3.14% 7/1/37 (b)	155,516	165,293
3.5% 12/1/25 to 9/1/46	213,028,378	219,581,630
3.5% 1/1/47 (e)	6,720,000	6,884,287
3.5% 1/1/47 (e)	4,500,000	4,610,013
3.5% 1/1/47 (e)	2,220,000	2,274,273
3.541% 3/1/36 (b)	334,624	356,788
4% 11/1/31 to 8/1/46	168,845,634	178,270,322
4.5% 7/1/33 to 2/1/45	34,757,187	37,521,331
5% 10/1/21 to 11/1/44	38,700,616	42,403,503
5.5% 10/1/17 to 9/1/41	16,866,181	18,989,541
6% 7/1/19 to 1/1/42	29,300,236	33,191,672
7% 2/1/17 to 6/1/32	986,768	1,129,277
7.5% 2/1/22 to 11/1/31	836,198	977,921
8% 6/1/29	609	729

TOTAL FANNIE MAE		852,417,520

Freddie Mac - 6.8%
2.5% 7/1/31	2,927,138	2,935,370
2.673% 1/1/35 (b)	40,348	42,605
2.806% 4/1/35 (b)	491,537	510,193
2.988% 5/1/35 (b)	257,744	271,078
3% 10/1/28 to 12/1/46	123,985,887	124,292,939
3.5% 6/1/27 to 9/1/46	153,425,510	158,544,961
3.845% 10/1/35 (b)	102,621	109,418
4% 6/1/24 to 4/1/46	97,791,553	103,268,237
4.5% 7/1/25 to 10/1/41	25,425,876	27,395,085
5% 4/1/38 to 7/1/41	14,753,128	16,269,964
5.5% 8/1/23 to 6/1/41	21,781,902	24,414,667
6% 7/1/37 to 8/1/37	679,205	767,206
6.5% 9/1/39	1,136,552	1,299,271
7.5% 9/1/17 to 6/1/32	331,872	383,173
8% 7/1/25 to 4/1/27	14,657	17,182
8.5% 2/1/19 to 5/1/22	1,335	1,481

TOTAL FREDDIE MAC		460,522,830

Ginnie Mae - 3.9%
3% 12/20/42 to 2/20/43	27,269,428	27,741,314
3% 1/1/47 (e)	16,680,000	16,875,470
3% 1/1/47 (e)	6,720,000	6,798,750
3% 1/1/47 (e)	940,000	951,016
3% 1/1/47 (e)	5,240,000	5,301,407
3% 1/1/47 (e)	2,620,000	2,650,703
3.5% 1/15/41 to 7/20/46	92,040,635	96,103,710
3.5% 1/1/47 (e)	4,500,000	4,674,375
3.5% 1/1/47 (e)	2,220,000	2,306,025
3.5% 1/1/47 (e)	2,220,000	2,306,025
3.5% 1/1/47 (e)	4,500,000	4,674,375
4% 8/20/40 to 8/15/43	40,003,439	42,824,687
4.5% 5/15/39 to 5/20/41	36,903,763	39,854,500
5% 3/15/39 to 9/15/41	6,357,757	7,041,125
5.5% 11/20/33 to 12/15/38	4,629,448	5,281,203
7% 6/15/24 to 9/15/32	2,190,653	2,559,876
7.5% 3/15/22 to 8/15/28	468,315	531,629
8% 4/15/24 to 12/15/25	49,687	57,183
8.5% 8/15/29 to 11/15/31	76,088	91,590

TOTAL GINNIE MAE		268,624,963

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,592,537,334)		1,581,565,313

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4611% 4/25/35 (b)	$431,966	$413,249
Airspeed Ltd. Series 2007-1A Class C1, 3.2039% 6/15/32 (a)(b)	3,408,668	920,340
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8061% 12/25/33 (b)	26,409	25,501
Series 2004-R2 Class M3, 1.5811% 4/25/34 (b)	58,421	48,686
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5361% 3/25/34 (b)	31,145	30,393
Series 2006-W4 Class A2C, 0.9161% 5/25/36 (b)	724,115	244,368
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	14,016,000	14,034,053
Class AA, 2.487% 12/16/41 (a)	3,542,000	3,475,240
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,049,442
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.732% 12/25/36 (b)	1,172,000	739,099
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0061% 3/25/32 (b)	16,339	16,227
Series 2004-3 Class M4, 2.2111% 4/25/34 (b)	37,115	34,579
Series 2004-4 Class M2, 1.5511% 6/25/34 (b)	55,876	53,485
Series 2004-7 Class AF5, 5.868% 1/25/35	1,133,435	1,159,428
Fannie Mae Series 2004-T5 Class AB3, 1.3745% 5/28/35 (b)	25,289	22,118
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9311% 8/25/34 (b)	164,971	156,392
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.417% 3/25/34 (b)	1,872	1,603
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,959,744
Fremont Home Loan Trust Series 2005-A Class M4, 1.612% 1/25/35 (b)	225,345	120,935
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.3101% 2/25/47 (a)(b)	444,550	369,972
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,393,471	6,370,519
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.9042% 8/25/33 (b)	515,482	482,925
Series 2003-3 Class M1, 1.8742% 8/25/33 (b)	249,184	242,956
Series 2003-5 Class A2, 1.2842% 12/25/33 (b)	21,396	20,425
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9461% 1/25/37 (b)	805,000	585,479
Invitation Homes Trust Series 2015-SFR3 Class E, 4.3001% 8/17/32 (a)(b)	3,623,000	3,635,113
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.8811% 7/25/33 (b)	2,011,662	1,942,609
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.567% 7/25/34 (b)	16,575	15,910
Series 2006-FM1 Class A2B, 0.6942% 4/25/37 (b)	1,459	814
Series 2006-OPT1 Class A1A, 1.112% 6/25/35 (b)	421,830	407,244
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4361% 8/25/34 (b)	37,283	34,572
Series 2004-NC6 Class M3, 2.9311% 7/25/34 (b)	106,651	101,459
Series 2004-NC8 Class M6, 2.6311% 9/25/34 (b)	122,295	115,018
Series 2005-NC1 Class M1, 1.4161% 1/25/35 (b)	119,773	111,737
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	4,092,368	4,096,453
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2661% 9/25/35 (b)	928,000	879,566
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.6311% 9/25/34 (b)	339,282	328,093
Class M4, 2.9311% 9/25/34 (b)	444,000	284,949
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5561% 4/25/33 (b)	3,323	3,048
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	193,343	187,189
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.3092% 9/25/34 (b)	23,334	20,846
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.452% 9/25/34 (b)	18,730	17,643
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	3,475,407	3,476,706
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	3,136,425	3,137,716
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	15,005,239	15,011,924
TOTAL ASSET-BACKED SECURITIES
(Cost $78,000,537)		75,385,767

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	288,402	271,653
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	2,325,707	2,326,638
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.882% 7/25/35 (b)	996,825	968,410
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.887% 6/10/35 (a)(b)	85,019	61,071
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	13,629	13,337

TOTAL PRIVATE SPONSOR		3,641,109

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,109,604	1,179,720
Series 1999-57 Class PH, 6.5% 12/25/29	1,086,418	1,229,502

TOTAL U.S. GOVERNMENT AGENCY		2,409,222

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,687,978)		6,050,331

Commercial Mortgage Securities - 3.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5378% 2/14/43 (b)(f)	625,989	8,414
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	182,019	181,773
Series 2007-2 Class A4, 5.7998% 4/10/49 (b)	2,731,548	2,729,491
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.5882% 5/15/32 (a)(b)	4,902,000	4,900,407
Class D, 3.4382% 5/15/32 (a)(b)	3,103,000	3,094,417
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0311% 12/25/33 (a)(b)	15,312	14,245
Series 2005-3A:
Class A2, 1.1561% 11/25/35 (a)(b)	112,945	97,874
Class M2, 1.2461% 11/25/35 (a)(b)	24,633	20,362
Class M3, 1.2661% 11/25/35 (a)(b)	22,078	17,790
Class M4, 1.3561% 11/25/35 (a)(b)	27,552	21,757
Series 2005-4A:
Class A2, 1.1461% 1/25/36 (a)(b)	418,648	362,981
Class B1, 2.1561% 1/25/36 (a)(b)	17,470	13,647
Class M1, 1.2061% 1/25/36 (a)(b)	135,127	112,409
Class M2, 1.2261% 1/25/36 (a)(b)	40,416	32,695
Class M3, 1.2561% 1/25/36 (a)(b)	59,194	47,648
Class M4, 1.3661% 1/25/36 (a)(b)	30,822	25,869
Class M5, 1.4061% 1/25/36 (a)(b)	30,822	22,755
Class M6, 1.4561% 1/25/36 (a)(b)	32,863	26,100
Series 2006-1:
Class A2, 1.1161% 4/25/36 (a)(b)	63,936	55,520
Class M6, 1.3961% 4/25/36 (a)(b)	21,521	17,598
Series 2006-2A:
Class M1, 1.0661% 7/25/36 (a)(b)	56,286	47,270
Class M2, 1.0861% 7/25/36 (a)(b)	39,670	32,683
Class M3, 1.1061% 7/25/36 (a)(b)	31,155	25,239
Class M4, 1.1761% 7/25/36 (a)(b)	20,977	16,895
Class M5, 1.2261% 7/25/36 (a)(b)	25,755	20,559
Series 2006-3A Class M4, 1.1861% 10/25/36 (a)(b)	16,782	13,182
Series 2006-4A:
Class A2, 1.0261% 12/25/36 (a)(b)	946,530	802,115
Class M1, 1.0461% 12/25/36 (a)(b)	68,352	45,444
Class M2, 1.0661% 12/25/36 (a)(b)	43,389	27,332
Class M3, 1.0961% 12/25/36 (a)(b)	43,983	24,605
Series 2007-1 Class A2, 1.0261% 3/25/37 (a)(b)	175,206	146,758
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	767,609	658,017
Class A2, 1.0761% 7/25/37 (a)(b)	719,068	616,496
Class M1, 1.1261% 7/25/37 (a)(b)	240,649	185,352
Class M2, 1.1661% 7/25/37 (a)(b)	92,557	71,507
Class M3, 1.2461% 7/25/37 (a)(b)	71,707	46,898
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	255,884	211,708
Class M1, 1.0661% 7/25/37 (a)(b)	133,910	105,727
Class M2, 1.0961% 7/25/37 (a)(b)	142,061	108,494
Class M3, 1.1261% 7/25/37 (a)(b)	232,596	173,691
Class M4, 1.2561% 7/25/37 (a)(b)	364,759	252,386
Class M5, 1.3561% 7/25/37 (a)(b)	172,215	89,248
Series 2007-4A Class M1, 1.7061% 9/25/37 (a)(b)	20,850	4,935
C-BASS Trust floater Series 2006-SC1 Class A, 0.8542% 5/25/36 (a)(b)	28,278	28,121
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.7039% 12/15/27 (a)(b)	2,869,398	2,874,805
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,317,210
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8768% 6/15/39 (b)	13,726,633	13,779,501
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	6,599,748	6,694,067
CSMC Series 2015-TOWN:
Class B, 0.5382% 3/15/17 (a)(b)	1,452,000	1,427,744
Class C, 2.7882% 3/15/17 (a)(b)	1,415,000	1,387,630
Class D, 3.7382% 3/15/17 (a)(b)	2,141,000	2,129,152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	7,520,000	7,633,793
Class CFX, 3.4949% 12/15/34 (a)(b)	6,312,000	6,343,709
Class DFX, 3.4949% 12/15/34 (a)(b)	5,350,000	5,320,201
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,667,862	11,683,551
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	44,785	44,598
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.3539% 4/15/27 (a)(b)	2,472,000	2,440,717
Class D, 2.9539% 4/15/27 (a)(b)	5,271,000	5,180,417
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	2,257,226	2,255,658
Series 2007-LD11 Class A4, 5.7531% 6/15/49 (b)	71,357,161	71,787,180
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1159% 7/15/44 (b)	5,148,375	5,216,811
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0225% 6/12/50 (b)	4,288,188	4,324,318
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	8,127,574	8,146,569
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	859,806	865,295
Morgan Stanley Capital I Trust Series 2007-IQ14 Class A4, 5.692% 4/15/49	5,063,119	5,074,460
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	7,491,000	7,463,021
Class B, 4.181% 11/15/34 (a)	2,644,000	2,635,555
Class C, 5.205% 11/15/34 (a)	1,854,000	1,852,850
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	3,989,253	1,889,869
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	13,754,446	13,738,424
Series 2007-C31:
Class A4, 5.509% 4/15/47	24,536,966	24,584,941
Class A5, 5.5% 4/15/47	6,261,000	6,293,054
Series 2007-C33 Class A4, 6.1703% 2/15/51 (b)	21,403,960	21,502,331
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $285,357,958)		266,445,845

Municipal Securities - 3.2%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	36,730,000	32,739,653
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,171,667	3,219,813
4.95% 6/1/23	11,575,000	11,901,184
5.1% 6/1/33	99,540,000	87,975,443
Series 2010-1, 6.63% 2/1/35	19,115,000	19,533,045
Series 2010-3:
6.725% 4/1/35	16,145,000	16,456,921
7.35% 7/1/35	8,115,000	8,781,891
Series 2010-5, 6.2% 7/1/21	3,770,000	3,961,516
Series 2011:
5.365% 3/1/17	250,000	251,488
5.665% 3/1/18	7,745,000	8,014,061
5.877% 3/1/19	19,560,000	20,735,752
Series 2013, 3.6% 12/1/19	4,360,000	4,286,752
TOTAL MUNICIPAL SECURITIES
(Cost $234,956,478)		217,857,519

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $15,718,195)	$15,000,000	$15,450,000

Bank Notes - 1.2%
Capital One NA 2.95% 7/23/21	10,312,000	10,341,018
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,696,931
Discover Bank:
(Delaware) 3.2% 8/9/21	$12,373,000	$12,434,370
3.1% 6/4/20	10,724,000	10,845,224
8.7% 11/18/19	1,160,000	1,316,462
KeyBank NA:
2.25% 3/16/20	20,000,000	19,903,000
6.95% 2/1/28	850,000	1,042,354
Regions Bank 7.5% 5/15/18	18,822,000	20,161,656
TOTAL BANK NOTES
(Cost $80,656,551)		81,741,015
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.60% (g)
(Cost $198,011,948)	197,992,918	198,032,517
	Maturity Amount	Value

Cash Equivalents - 4.3%
Investments in repurchase agreements in a joint trading account at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) # (h)
(Cost $290,263,000)	290,279,448	290,263,000
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $7,145,588,451)		7,084,262,502
NET OTHER ASSETS (LIABILITIES) - (4.4)%(i)		(299,483,682)
NET ASSETS - 100%		$6,784,778,820

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 1/1/47	$(14,350,000)	$(14,253,587)
3% 1/1/47	(6,730,000)	(6,684,783)
3% 1/1/47	(2,200,000)	(2,185,219)
3% 1/1/47	(4,420,000)	(4,390,303)
3.5% 1/1/47	(4,500,000)	(4,610,013)
3.5% 1/1/47	(2,220,000)	(2,274,273)
3.5% 1/1/47	(4,500,000)	(4,610,013)
3.5% 1/1/47	(2,220,000)	(2,274,273)
4% 1/1/47	(15,400,000)	(16,179,625)

TOTAL FANNIE MAE		(57,462,089)

Ginnie Mae
3.5% 1/1/47	(6,720,000)	(6,980,401)
3.5% 1/1/47	(2,220,000)	(2,306,025)
3.5% 1/1/47	(4,500,000)	(4,674,375)

TOTAL GINNIE MAE		(13,960,801)

TOTAL TBA SALE COMMITMENTS
(Proceeds $70,820,472)		$(71,422,890)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Caa2	Apr. 2032	Merrill Lynch International	4.29%	USD 8,098	$(182)	$0	$(182)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $362,599,181 or 5.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $255,897.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

 (i) Includes cash collateral of $88,648,200 from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$250,656
Total	$250,656

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,571,210,865	$--	$2,571,210,865	$--
U.S. Government and Government Agency Obligations	1,780,260,330	--	1,780,260,330	--
U.S. Government Agency - Mortgage Securities	1,581,565,313	--	1,581,565,313	--
Asset-Backed Securities	75,385,767	--	72,770,877	2,614,890
Collateralized Mortgage Obligations	6,050,331	--	5,989,260	61,071
Commercial Mortgage Securities	266,445,845	--	264,303,590	2,142,255
Municipal Securities	217,857,519	--	217,857,519	--
Foreign Government and Government Agency Obligations	15,450,000	--	15,450,000	--
Bank Notes	81,741,015	--	81,741,015	--
Money Market Funds	198,032,517	198,032,517	--	--
Cash Equivalents	290,263,000	--	290,263,000	--
Total Investments in Securities:	$7,084,262,502	$198,032,517	$6,881,411,769	$4,818,216
Derivative Instruments:
Liabilities
Swaps	$(182)	$--	$(182)	$--
Total Liabilities	$(182)	$--	$(182)	$--
Total Derivative Instruments:	$(182)	$--	$(182)	$--
Other Financial Instruments:
TBA Sale Commitments	$(71,422,890)	$--	$(71,422,890)	$--
Total Other Financial Instruments:	$(71,422,890)	$--	$(71,422,890)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$290,263,000 due 1/03/17 at 0.51%
J.P. Morgan Securities, Inc.	$290,263,000
$290,263,000

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $7,145,862,067. Net unrealized depreciation aggregated $61,599,565, of which $90,570,304 related to appreciated investment securities and $152,169,869 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017